Consolidated Statement of Profit or Loss and Other Comprehensive Income - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Continuing operations
Other income	$ 560,623	$ 117,660	$ 111,218
Foreign exchange (loss)/gain	(1,183,315)	41,715	(2,200)
Consultants and professional services expenses	(12,338,201)	(1,383,645)	(310,737)
Travel and entertainment	(275,623)	(47,701)	(22,395)
Directors’ fees	(1,391,263)	(136,901)
Merger expenses	(3,000,000)	(9,373,737)	(5,104,937)
Listing expenses		(76,007,159)
Compliance and regulatory fees	(746,676)	(426,325)
Administration expenses	64,009	(14,933)	(35,653)
Promotion, IR and PR expenses	(1,192,471)	(191,403)	(63,881)
Insurance	(2,073,232)	(773,820)
Finance costs	(466,099)	(29,828,866)	(14,871)
Depreciation expense	(1,088)	(6,642)	(6,757)
Loss on disposal of fixed asset	(945)
Share of profit of equity-accounted joint venture, net of tax	701,978
Share of profit/(loss) of equity-accounted associate, net of tax	6,829	(2,263)
Depreciation expense – leased assets	(10,161)	(19,359)
Exploration expenditure expensed	(238,309)	(159,685)
Gain/(loss) on fair value of warrants	49,534	(20,623,381)
Gain on extinguishment of liability	235,350
Share based payments	(30,566,894)	(608,156)
Other expenses	(5,869)	(1,603)
Loss before income tax	(51,871,823)	(139,446,204)	(5,450,213)
Income tax expense
Loss after tax	(51,871,823)	(139,446,204)	(5,450,213)
Other comprehensive income, net of income tax
Exchange differences on translation of foreign operations	4,684,120	(820,433)	1,358,781
Other comprehensive profit/(loss) for the year, net of income tax	4,684,120	(820,433)	1,358,781
Total comprehensive (loss) for the year	$ (47,187,703)	$ (140,266,637)	$ (4,091,432)
Loss per share for the year
Basic loss per share (in Dollars per share)	$ (0.56)	$ (527)	$ (53,551)
Diluted loss per share (in Dollars per share)	$ (0.56)	$ (527)	$ (53,551)